Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 62,000	$ 48,000	$ 37,000	$ (3,053,000)
Effective benefit tax rate	(0.40%)	(0.20%)	0.00%	1.50%
Research tax credits			$ 3,886,000	$ 3,886,000
Deferred tax liabilities			0	$ 200
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 339,900,000		$ 2,300,000
Accumulated operating loss carryforward period			20 years
Accumulated operating loss carryforward indefinitely			$ 337,600,000
Operating loss carryforwards limitation on use description			80% taxable income limitation
Operating loss carryforward expiration year			2037
Research tax credits			$ 3,500,000
Income tax credit research expiration year			2039
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 384,700,000
Operating loss carryforward expiration year			2025
Research tax credits			$ 1,700,000